VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—95.4%
Communication Services—24.6%
Adevinta ASA Class B (Norway)(1)	2,123,320	$ 13,927
Auto Trader Group plc (United Kingdom)	6,535,881	50,667
Baltic Classifieds Group plc (United Kingdom)(2)	29,622,573	69,222
CTS Eventim AG & Co. KGaA (Germany)	220,136	13,896
Dayamitra Telekomunikasi PT (Indonesia)	680,125,800	30,166
Infrastrutture Wireless Italiane SpA (Italy)	794,750	10,476
New Work SE (Germany)	149,755	20,198
Rightmove plc (United Kingdom)	6,760,767	44,923
		253,475

Consumer Discretionary—7.2%
Allegro.eu S.A. (Poland)(1)	3,506,621	27,598
Goldlion Holdings Ltd. (Hong Kong)	20,707,882	3,161
Max Stock Ltd. (Israel)	5,449,362	11,201
Mercari, Inc. (Japan)(1)	988,300	23,261
Victorian Plumbing Group plc (United Kingdom)	10,746,647	9,076
		74,297

Consumer Staples—3.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	795,401	13,716
Heineken Malaysia Bhd (Malaysia)	4,210,900	23,560
		37,276

Energy—1.1%
Pason Systems, Inc. (Canada)	1,266,627	10,986
Financials—15.8%
AJ Bell plc (United Kingdom)	5,178,621	21,112
FinecoBank Banca Fineco SpA (Italy)	2,222,655	29,868
Gruppo MutuiOnline SpA (Italy)(1)	1,040,355	35,022
Hargreaves Lansdown plc (United Kingdom)	1,571,993	16,283
Hypoport SE (Germany)(1)	113,470	20,715
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	3,565,010	26,713
Nordnet AB publ (Sweden)	689,169	9,220
VNV Global AB (Sweden)(1)	1,935,096	3,588
		162,521

Health Care—4.3%
Haw Par Corp., Ltd. (Singapore)	5,592,812	38,715
Nakanishi, Inc. (Japan)	232,900	5,158
		43,873

Industrials—26.0%
Boa Vista Servicos S.A. (Brazil)	22,471,682	37,123
CAE, Inc. (Canada)(1)	1,265,973	28,334
Enento Group Oyj (Finland)(1)	779,978	17,916
Haitian International Holdings Ltd. (China)	11,116,072	26,071
Howden Joinery Group plc (United Kingdom)	3,354,510	27,368
Knorr-Bremse AG (Germany)	428,254	32,702
	Shares	Value

Industrials—continued
Lumax International Corp., Ltd. (Taiwan)	2,974,333	$ 7,408
Meitec Corp. (Japan)	1,561,400	26,942
MTU Aero Engines AG (Germany)	142,039	36,795
S-1 Corp. (South Korea)	672,790	27,301
		267,960

Information Technology—9.1%
Alten S.A. (France)	189,642	29,861
Bouvet ASA (Norway)	4,574,063	27,657
Brockhaus Technologies AG (Germany)(1)(2)	573,055	14,945
FDM Group Holdings plc (United Kingdom)	2,988,562	21,293
		93,756

Materials—3.7%
Corp. Moctezuma SAB de C.V. (Mexico)	10,875,224	38,438
Total Common Stocks (Identified Cost $1,029,001)		982,582

Warrant—0.0%
Financials—0.0%
VNV Global AB (Sweden), 08/10/23(1)	1,749	1
Total Long-Term Investments—95.4% (Identified Cost $1,029,001)		982,583

TOTAL INVESTMENTS—95.4% (Identified Cost $1,029,001)		$982,583
Other assets and liabilities, net—4.6%		47,009
NET ASSETS—100.0%		$1,029,592

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.

Country Weightings†
United Kingdom	29%
Germany	14
Italy	8
Japan	6
Norway	4
China	4
Canada	4
Other	31
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$982,582	$757,123	$225,459
Warrant	1	1	—
Total Investments	$982,583	$757,124	$225,459
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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